INCOME TAXES (Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate		25.00%	25.00%	25.00%
Change in deferred tax valuation allowance		47.00%	(3.00%)	26.00%
Preferential tax rate	[1]	(53.00%)	(24.00%)	0.00%
Effect of different tax rate of subsidiaries		(7.00%)	(4.00%)	20.00%
Other		(16.00%)	(4.00%)	(13.00%)
Effective income tax rate		(4.00%)	(10.00%)	58.00%

[1]	Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity, and is 50% exempted from PRC CIT for another three years. In addition, certain solar power project entities in the western region of China enjoy preferential tax policies and are subject to a preferential tax rate of 15%.